UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment (   );  Amendment Number: ________
   This Amendment (Check only one.):
  (   ) is a restatement.
  (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Buffington Mohr McNeal
Address: P.O. Box 2016, Boise, ID 83701

Form 13F File Number: 28-11530

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Bruce R. Mohr
Title: Partner
Phone: 208-338-5551

Signature, Place, and Date of Signing:

Bruce R. Mohr
Boise, Idaho
July 24, 2006

Report Type (Check only one):

( X )	13 F HOLDINGS REPORT.
(   )	13F NOTICE.
(   )	13F COMBINATION REPORT.

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	31352
					(thousands)



List of Other Included Managers: None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN                          COM              031162100      477     7305 SH       SOLE                     7305
BANK OF AMERICA                COM              060505104      363     7543 SH       SOLE                     7543
BECTON DICKINSON               COM              075887109      349     5705 SH       SOLE                     5705
BJ SERVICES                    COM              055482103      276     7400 SH       SOLE                     7400
CHEVRON CORP                   COM              166764100      256     4132 SH       SOLE                     4132
CISCO SYSTEMS                  COM              17275R102      374    19130 SH       SOLE                    19130
CIT GROUP                      COM              125581108      330     6310 SH       SOLE                     6310
CITIGROUP                      COM              172967101      247     5117 SH       SOLE                     5117
CONOCOPHILLIPS                 COM              20825c104      195     2983 SH       SOLE                     2983
COSTCO                         COM              22160K105      687    12020 SH       SOLE                    12020
DANAHER                        COM              235851102      214     3325 SH       SOLE                     3325
DEVON ENERGY                   COM              25179M103      120     1980 SH       SOLE                     1980
DOMINION RES                   COM              25746U109      647     8650 SH       SOLE                     8650
DUKE ENERGY                    COM              26441C105      269     9175 SH       SOLE                     9175
EXXON MOBIL                    COM              30231G102      738    12023 SH       SOLE                    12023
FDX CORP                       COM              31428X106      939     8034 SH       SOLE                     8034
GENERAL ELECTRIC               COM              369604103      338    10255 SH       SOLE                    10255
HELMERICH & PAYNE              COM              423452101      157     2600 SH       SOLE                     2600
HOME DEPOT                     COM              437076102      276     7725 SH       SOLE                     7725
INCO LTD                       COM              453258402       15      225 SH       SOLE                      225
INGERSOLL-RAND                 COM              456866102      160     3750 SH       SOLE                     3750
INT'L BUS MACH                 COM              459200101      352     4582 SH       SOLE                     4582
JOHNSON & JOHNSON              COM              478160104      594     9915 SH       SOLE                     9915
KINDER MORGAN ENERGY UT LP     COM              494550106       82     1775 SH       SOLE                     1775
L-3 COMM                       COM              502424104      348     4610 SH       SOLE                     4610
MICRON TECH                    COM              595112103       34     2250 SH       SOLE                     2250
MICROSOFT                      COM              594918104      494    21200 SH       SOLE                    21200
PEPSICO INC                    COM              713448108      522     8695 SH       SOLE                     8695
PROCTOR & GAMBLE               COM              742718109      145     2615 SH       SOLE                     2615
ROYAL DUTCH SHELL ADR          COM              780259206       82     1230 SH       SOLE                     1230
ST JUDE MEDICAL                COM              790849103       52     1600 SH       SOLE                     1600
SUN MICROSYSTEMS               COM              866810104       71    17055 SH       SOLE                    17055
SUNCOR ENERGY                  COM              867229106       12      150 SH       SOLE                      150
TITLE ONE CORP                 COM                             180    36000 SH       SOLE                    36000
TRIUMPH GOLD CORP              COM              896807104        5    55000 SH       SOLE                    55000
UNITED PARCEL SERVICE CL B     COM              911312106      207     2520 SH       SOLE                     2520
US BANCORP                     COM              902973106    16173   523723 SH       SOLE                   523723
WACHOVIA CORP                  COM              929903102      255     4710 SH       SOLE                     4710
WASHINGTON MUTUAL              COM              939322103      463    10160 SH       SOLE                    10160
WELLS FARGO                    COM              949746101      631     9400 SH       SOLE                     9400
BARCLAYS BK 6.625% PERP                         06739F390       28     1100 SH       SOLE                     1100
KEYCORP CAP VIII 7% 6/15/66                     49327V205       42     1700 SH       SOLE                     1700
ROYAL BK SCOTLND 6.75% PERP                     780097754       10      400 SH       SOLE                      400
BARON GROWTH FD                                 068278209     1350 27810.722SH       SOLE                27810.722
LAUDUS INT'L MRKTMASTERS INST                   808509640     1285 66403.391SH       SOLE                66403.391
THORNBURG VAL FD-A                              885215731       66 1876.017 SH       SOLE                 1876.017
ISHARES LEHMAN 1-3 YR TRS BD                    464287457       36  450.000 SH       SOLE                  450.000
ISHARES LEHMAN TRES PROT INF S                  464287176       78  785.000 SH       SOLE                  785.000
KIMCO REALTY                                    49446R109       15   400.00 SH       SOLE                   400.00
SIMON PROPERTY GROUP INC                        828806109      316  3810.00 SH       SOLE                  3810.00